Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2019
Segment Reporting Information [Line Items]
Net revenues	$ 4,276,539	$ 3,578,682	$ 3,096,491
Operating cost and expenses:
Cost of revenues	(2,036,875)	(1,588,899)	(1,376,269)
Selling and marketing	(600,778)	(445,259)	(384,287)
General and administrative	(1,489,826)	(1,145,521)	(1,028,783)
Total operating cost and expenses	(4,159,273)	(3,179,679)	(2,794,584)
Gain on disposal of a subsidiary			3,627
Operating income (loss)	117,266	399,003	305,534
Total assets	10,151,053	6,556,885	4,646,559
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	4,276,539	3,578,682	3,096,491
Operating cost and expenses:
Cost of revenues	(2,036,875)	(1,588,899)	(1,376,269)
Selling and marketing	(588,405)	(421,472)	(357,398)
General and administrative	(1,210,212)	(908,474)	(824,508)
Total operating cost and expenses	(4,159,273)	(3,179,679)	(2,794,584)
Gain on disposal of a subsidiary			3,627
Operating income (loss)	117,266	399,003	305,534
Total assets	5,655,882	4,977,630	3,345,228
Corporate, Non-Segment [Member]
Operating cost and expenses:
Total operating cost and expenses	(323,781)	(260,834)	(236,409)
Total assets	4,495,171	1,579,255	1,301,331
K-12 AST Test Preparation and Other Courses [Member]
Operating cost and expenses:
Total assets	4,380,247	3,588,900	2,226,344
K-12 AST Test Preparation and Other Courses [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	3,667,270	3,040,741	2,605,829
Operating cost and expenses:
Cost of revenues	(1,680,779)	(1,304,239)	(1,128,355)
Selling and marketing	(326,708)	(218,739)	(212,170)
General and administrative	(955,211)	(729,125)	(675,315)
Total operating cost and expenses	(2,962,698)	(2,252,103)	(2,015,840)
Operating income (loss)	704,572	788,638	589,989
Total assets	4,380,247	3,588,900	2,226,344
Online Education [Member]
Operating cost and expenses:
Total assets	516,488	687,312	539,855
Online Education [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	210,591	152,542	132,844
Operating cost and expenses:
Cost of revenues	(145,428)	(84,896)	(59,878)
Selling and marketing	(175,092)	(126,471)	(65,289)
General and administrative	(124,897)	(69,060)	(40,773)
Total operating cost and expenses	(445,417)	(280,427)	(165,940)
Operating income (loss)	(234,826)	(127,885)	(33,096)
Total assets	516,488	687,312	539,855
Others [Member]
Operating cost and expenses:
Total assets	759,147	701,418	579,029
Others [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	398,678	385,399	357,818
Operating cost and expenses:
Cost of revenues	(210,668)	(199,764)	(188,036)
Selling and marketing	(86,605)	(76,265)	(79,939)
General and administrative	(130,104)	(110,287)	(108,420)
Total operating cost and expenses	(427,377)	(386,316)	(376,395)
Operating income (loss)	(28,699)	(917)	(18,577)
Total assets	$ 759,147	$ 701,418	$ 579,029